Debt - Mortgage Debt (Details) $ in Thousands	1 Months Ended	9 Months Ended		12 Months Ended
	Jan. 31, 2026 USD ($)	Sep. 30, 2026 USD ($) LetterOfCredit property	Sep. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) property item	Dec. 31, 2024 USD ($) property
Debt
Number of senior housing communities | property		74
Prepayment penalty		$ 6,839	$ 0
Mortgage debt
Debt
Principal of debt outstanding				$ 102,011	$ 105,000
Number of senior housing communities | property				2	2
Aggregate carrying value				$ 242,000	$ 236,000
Repayment of debt	$ 102,000			$ 3,000	$ 3,000
Prepayment penalty	$ 1,000
Mortgage debt | Letter of credit
Debt
Number of letters of credit outstanding		10		10
Debt obligation				$ 1,000